Document and Entity Information (USD $)	6 Months Ended
	Jun. 30, 2011	Aug. 15, 2011
Document And Entity Information
Entity Registrant Name	FLUOROPHARMA MEDICAL, INC.
Entity Central Index Key	0001402785
Document Type	S-1
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 20,902
Entity Common Stock, Shares Outstanding		20,902,653
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2011

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 3,024,380	$ 11,413	$ 1,724
Subscription receivables	218,753
Accounts recievable			50,000
Deposits
Prepaid expenses	82,003	15,766	9,791
Total current assets	3,325,136	27,179	61,515
Property and equipment, net	19,275	29,952	58,994
Intangible assets, net	50,569	55,890	71,533
Total assets	3,394,979	113,021	192,042
Liabilities and Stockholders' (Deficit)
Accounts payable	544,874	842,357	785,789
Accrued expenses	71,844	649,998	419,100
Short-term convertible notes payable		538,828	50,000
Total current liabilities	616,719	2,031,183	1,254,889
Commitments & Contingencies
Stockholders' Equity (Deficit):
Preferred stock Series A; $0.001 par value, 3,500,000 authorized 1,807229 and 0 shares issued and outstanding	1,807
Preferred stock; $0.001 par value, 1,500,000 authorized no shares issued and outstanding
Common stock - Class A - $0.001 par value, 200,000,000 and 15,000,000 authorized, 5,778,237 and 20,419,325 and 5,778,237 shares issued and 8,470,025 and 5,778,237 shares outstanding	20,420	5,778	5,778
Common stock- Class B - $0.001 par value, 3,500,000 authorized, 2,691,788 and 2,691,788 shares issued and outstanding		2,692	2,692
Additional paid-in capital	13,371,354	6,541,604	6,442,801
Deficit accumulated in the development stage	(10,615,320)	(8,468,236)	(7,514,118)
Total stockholders' (deficit)	2,778,261	(1,918,162)	(1,062,847)
Total liabilities and stockholders' (deficit)	$ 3,394,979	$ 113,021	$ 192,042

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Stockholders' Equity
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, Authorized	3,500,000	1,500,000	1,500,000
Preferred stock, Issued	1,807,229
Preferred stock, Outstanding	0
Common stock - Class A , par value		$ 0.001	$ 0.001
Common stock - Class A , Authorized		15,000,000	15,000,000
Common stock - Class A , Issued		5,778,237	5,778,237
Common stock - Class A , outstanding		5,778,237	5,778,237
Common stock - Class B , par value		$ 0.001	$ 0.001
Common stock - Class B , Authorized		3,500,000	3,500,000
Common stock - Class B , Issued		2,691,788	2,691,788
Common stock - Class B , outstanding		2,691,788	2,691,788
Common stock, par value	$ 0.001
Common stock, Authorized	200,000,000
Common stock, Issued	20,419,325
Common stock, outstanding	8,470,025

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		91 Months Ended	97 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010	Jun. 30, 2011
Operating Expenses:
General and administrative	$ 1,506,684	$ 78,382	$ 1,523,717	$ 165,226	$ 441,402	$ 652,519	$ 2,900,752	$ 4,424,469
Professional fees	181,855	53,998	340,618	88,459	364,528	145,335	2,460,253	2,800,871
Research and development	245,236	31,650	245,236	48,300	44,504	269,451	4,003,247	4,248,483
Sales and Marketing			269		1,022		1,022	1,291
Amortization	3,911	3,911	(7,822)	(7,822)	15,643	18,624	83,218	(91,040)
Depreciation	5,678	6,559	11,682	13,109	25,450	27,438	107,515	210,237
Total Operating Expenses	1,943,363	174,499	2,129,344	322,916	892,549	1,113,367	9,556,007	11,685,351
Loss from Operations	(1,943,363)	(174,499)	(2,129,344)	(322,916)	(892,549)	(1,113,367)	(9,556,007)	(11,685,351)
Other income and (expense):
Interest income						61	4,327	4,327
Gain on debt reconstruction						1,358,127	1,358,127	1,358,127
Loss on disposition of fixed assets					8,346	55,911	71,550	71,550
Gain on settlement of accounts payable	113,406		113,406					113,406
Interest expense	105,970	16,847	131,146	23,741	53,223	56,905	203,133	334,279
Total Other Income (Expense), net	7,436	(16,847)	(17,740)	(23,741)	(61,569)	1,245,372	1,087,771	1,070,031
Loss Before Taxes	(1,935,927)	(191,346)	(2,147,084)	(346,657)	(954,118)	132,005	(8,468,236)	(10,615,320)
Provision for Income Taxes
Net Loss	$ (1,935,927)	$ (191,346)	$ (2,147,084)	$ (346,657)	$ (954,118)	$ 132,005	$ (8,468,236)	$ (10,615,320)
Net loss per common share Basic	$ (0.02)	$ (0.01)	$ (0.02)	$ (0.01)
Net loss per common share Diluted	$ (0.02)	$ (0.01)	$ (0.02)	$ (0.01)
Basic and Diluted Net Loss per Common Share	$ 4,066,265	$ 12,705,038	$ 11,689,288	$ 12,705,038	$ (0.11)	$ 0.02
Weighted Average Shares Used in per Share Calculation Basic and Diluted	4,066,265	12,705,038	11,689,288	12,705,038	8,470,025	6,761,025

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended		91 Months Ended	97 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010	Jun. 30, 2011
Cash flows from operating activities
Net loss	$ (2,147,084)	$ (346,657)	$ (954,118)		$ (8,468,236)	$ (10,615,320)
Adjustments to reconcile net income (loss) to net cash (used) by operating activities:
Depreciation and amortization	11,682	13,109	25,450	27,438	107,515	210,237
Issuance of common stock for consulting					23,488	23,488
Expenses related to employee stock options	1,566,816	22,063	86,985	157,933	567,262	2,132,906
Expenses related to issuance of warrants		3,516				10,646
Amortization of debt discount	8,646	(2,669)	10,646		10,646	8,646
Non-cash fair value of stock options issued to non-employee for consulting				54,064	1,370,926	1,370,926
Loss on fixed asset dispositions			8,346	55,911	71,550	71,550
Gain on debt settlement				(1,358,127)	(1,358,127)	(1,358,127)
Expenses paid by issuance of preferred stock/common stock	98,649				50,000	148,649
Expenses paid by issuance of debt
(Increase) decrease in Accounts receivable	(218,753)	47,815	50,000		50,000	(168,753)
(Increase) decrease in Prepaid expenses	(66,237)	(15,164)	(5,974)	94,715	(15,765)	(82,002)
(Increase) decrease in Deposits				3,565
Increase (decrease) in Accounts payable	(240,368)	(39,435)	56,568	(98,396)	1,024,330	785,134
Increase (decrease) in Accrued expenses	(226,704)	59,759	230,898	228,050	757,065	530,361
Net Cash Used by Operating Activities	(1,205,531)	(249,842)	(475,556)	(684,218)	(5,726,128)	6,931,659
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for intangible assets	2,500				139,109	141,609
Net cash received in acquisition	69					69
Cash paid for purchase of property and equipment		1,455	4,755	1,251	208,619	208,619
Net Cash Used by Investing Activities	(2,431)	(1,455)	(4,755)	(1,251)	(347,728)	(350,159)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of notes - stockholder					1,400,000	1,400,000
Proceeds from issuance of short-term convertible notes	195,000	250,000	490,000	50,000	540,000	735,000
Advances from stockholders				13,832	679,500	679,500
Proceeds from sale of common stock - Class A	2,630,929				2,317,821	4,948,750
Proceeds from sale of common stock - Class B				622,948	622,948	622,948
Proceeds from sale of preferred stock	(1,395,000)				525,000	(1,920,000)
Net Cash Provided by Financing Activities	4,220,929	250,000	490,000	686,780	6,085,269	10,306,198
Net Increase (Decrease) in Cash and Cash Equivalents	3,012,967	(1,297)	9,689	1,311	11,413	3,024,380
Cash and Cash Equivalents, Beginning of Period	11,413	1,724	1,724		0	0
Cash and Cash Equivalents, End of Period	3,024,380	427	11,413	1,724	11,413	3,024,380
Supplemental Cash Flow Disclosures:
Interest expense paid in cash				1,572	11,511
Income tax paid
Supplemental Non-Cash Disclosure:
Conversion of preferred stock to common stock					288	288
Notes payable - stockholder - settled in common stock	835,000			900,000	1,400,000	1,400,000
Accrued interest - stockholder - settled in common stock	41,180			101,067	109,889	109,889
Advances from stockholders settled in common stock				13,832	679,500	679,500
Accounts payable settled in common stock				103,872	103,872	103,872
Accounts payable settled in common stock options				30,500	30,500	30,500
Accrued expenses settled in common stock options				3,000	3,000	3,000
Decrease in accounts payable related to fixed asset disposition				133,314	133,314	133,314
Decrease in accounts payable related to settlement	113,406			48,000	48,000	48,000
Decrease in accrued expenses related to settlement				3,000	3,000	3,000
Increase in accounts receivable related to common stock issuance				50,000	50,000	50,000
Fixed asset acquired in merger	$ 1,005					$ 1,005

SHAREHOLDERS EQUITY (USD $)	Common Stock - Class A	Common Stock - Class B	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2007	$ 3,848		$ 4,560,588	$ (5,373,979)	$ (809,543)
Beginning Balance, Shares at Dec. 31, 2007	3,847,558
Issuance of stock options to employees			274,299		274,299
Issuance of stock options to non-employees			216,779		216,779
Net loss				(2,272,144)	(2,272,144)
Ending Balance, Amount at Dec. 31, 2008	3,848		5,051,666	(7,646,123)	(2,590,609)
Beginning Balance, Shares at Dec. 31, 2008	3,847,558
Issuance of stock options to employees			157,933		157,933
Issuance of common stock (Class B),Share		2,691,788
Issuance of common stock (Class B),Amount		2,692	670,255		672,947
Non-cash fair value of stock options to non-employees			54,064		54,064
Fair value of stockholder debt, payables and advances settled in common stock (A),Share	1,554,305
Fair value of stockholder debt, payables and advances settled in common stock (A),Amount	5,778		387,023		388,577
Fair value of common stock issued (A) to settle accounts payable,Share	376,374
Fair value of common stock issued (A) to settle accounts payable,Amount	376		103,496		103,872
Fair value of common stock options issued to settle accounts payable and accrued expenses			18,364		18,364
Net income				132,005	132,005
Ending Balance, Amount at Dec. 31, 2009	5,778	2,692	6,442,801	(7,514,118)	(1,062,847)
Ending Balance, Shares at Dec. 31, 2009	5,778,237	2,691,788
Net loss				(954,118)	(954,118)
Issuance of Common Stock Options to Employees			86,985		86,985
Fair Value of Warrants Issued with Convertible Notes Payable			11,818		11,818
Ending Balance, Amount at Dec. 31, 2010	$ 5,778	$ 2,692	$ 6,541,604	$ (8,468,236)	$ (1,918,162)
Ending Balance, Shares at Dec. 31, 2010	5,778,237	2,691,788

DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
DESCRIPTION OF BUSINESS

FluoroPharma, Inc. (“the Company or FluoroPharma”) is a privately-held molecular imaging company headquartered in Boston, Massachusetts, engaged in the discovery, development and commercialization of proprietary diagnostic imaging products. The Company’s focus is the development of novel positron emission tomography (PET) imaging agents for the efficient detection and assessment of acute and chronic forms of coronary artery disease (CAD). The Company was incorporated in Delaware, and its year-end is December 31, 2010.

The Company is a development stage company as defined in Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 915 “Development Stage Entities”. The Company is devoting substantially all of its present efforts to research and development of commercially viable products that meet the standards of and are approved by the Food and Drug Administration, raising capital and attracting qualified advisors and personnel to further advance the Company’s goals. The Company has not commenced its planned principal operations, has not generated any revenues from operations and has no assurance of any future revenues. All losses accumulated since incorporation on June 13, 2003 have been considered as part of the Company's development stage activities.

The Company is organized as a C corporation for income tax purposes. Accordingly the Company pays federal and state income taxes on any profits and retains losses to be offset against any future taxable profits. Dividends are paid at the discretion of the Board of Directors; however, the Company has never declared a dividend and has no intention of declaring a dividend in the foreseeable future. The Company currently intends to retain any earnings for the operation and expansion of the business. The Company’s continued need to retain any earnings for operations and expansion is likely to limit the Company’s ability to pay future cash dividends.

MANAGEMENT STATEMENT REGARDING GOING CONCERN	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
MANAGEMENT STATEMENT REGARDING GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue to operate as a going concern, including the realization of its assets and settlement of its liabilities at their carrying values in the ordinary course of business for the foreseeable future. However, substantial doubt about the Company’s ability to continue as a going concern exists because the Company has experienced significant operating losses, negative cash flows from operations since inception and has not established any revenue sources. The Company has sustained cumulative losses of  $10,615,320 as of June 30, 2011. The accompanying financial statements do not include any adjustments relating to the recoverability and classification of assets and liabilities that might be necessary if the Company is unable to continue as a going concern.

The Company has historically financed its operations through issuances of equity and the proceeds of debt instruments. In the past, the Company has also provided for its cash needs by issuing common stock, options and warrants for certain operating costs, including consulting and professional fees. The Company continues to actively pursue various funding options, including equity offerings and debt financings, to obtain additional funds to continue the development of our products and bring them to commercial markets. There can be no assurance that we will be able to consummate any fund raising transactions on terms acceptable to us or at all. The Company believes that the successful growth and operation of its business is dependent upon its ability to do any or all of the following:

•	obtain adequate sources of debt or equity financing to pay unfunded operating expenses and fund long-term business operations; and

•	manage or control working capital requirements by controlling operating expenses.

There can be no assurance that the Company will be successful in achieving its long-term plans as set forth above, or that such plans, if consummated, will enable the Company to obtain profitable operations or continue in the long-term as a going concern

The accompanying financial statements have been prepared assuming that the Company will continue to operate as a going concern, including the realization of its assets and settlement of its liabilities at their carrying values in the ordinary course of business for the foreseeable future. However, substantial doubt about the Company’s ability to continue as a going concern exists because the Company has experienced significant operating losses, negative cash flows from operations since inception and has not established any revenue sources. The Company has sustained cumulative losses of  $8,468,236 and  $7,514,118 as of December 31, 2010 and December 31, 2009, respectively. The accompanying financial statements do not include any adjustments relating to the recoverability and classification of assets and liabilities that might be necessary if the Company is unable to continue as a going concern.

The Company has historically financed its operations through issuances of equity and the proceeds of debt instruments. In the past, the Company has also provided for its cash needs by issuing common stock, options and warrants for certain operating costs, including consulting and professional fees. The Company continues to actively pursue various funding options, including equity offerings and debt financings, to obtain additional funds to continue the development of our products and bring them to commercial markets. The Company is currently negotiating several potential transactions; however, there can be no assurance that we will be successful in our efforts to raise additional capital.

The Company believes that the successful growth and operation of its business is dependent upon its ability to do any or all of the following:

•	obtain adequate sources of debt or equity financing to pay unfunded operating expenses and fund long-term business operations; and

•	manage or control working capital requirements by controlling operating expenses.

There can be no assurance that the Company will be successful in achieving its long-term plans as set forth above, or that such plans, if consummated, will enable the Company to obtain profitable operations or continue in the long-term as a going concern.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited consolidated financial statements of FluoroPharma Medical, Inc. and subsidiaries (“FPM” or the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”). Accordingly, the unaudited consolidated financial statements do not include all information and footnotes required by accounting principles generally accepted in the United States of America for complete annual financial statements. In the opinion of management, the accompanying unaudited consolidated financial statements reflect all adjustments, consisting of only normal recurring adjustments, considered necessary for a fair presentation. Interim operating results are not necessarily indicative of results that may be expected for the year ending December 31, 2011 or for any other interim period.

As of June 30, 2011, the Company has not generated any revenues from the development of its products and is therefore still considered to be a development stage company as defined in Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 915 “Development Stage Entities”. The Company is devoting substantially all of its present efforts to research and development of commercially viable products that meet the standards of and are approved by the Food and Drug Administration, raising capital and attracting qualified advisors and personnel to further advance the Company’s goals. The Company has not commenced its planned principal operations, has not generated any revenues from operations and has no assurance of any future revenues. All losses accumulated since incorporation on June 13, 2003 have been considered as part of the Company's development stage activities. On May 16, 2011, the company entered into an Agreement and Plan of Merger and Merger (the "Merger Agreement") by and among FPM, FluoroPharma, Inc., a Delaware corporation ("FPI"), and FPI Merger Corporation, a newly formed, wholly owned Delaware subsidiary of FPM ("MergerCo”). Upon closing of the merger transaction contemplated under the Merger Agreement (the "Merger"), on May 16, 2011, MergoCo merged with and into FPI, and FPI, as the surviving corporation, became a wholly owned subsidiary of FPM.

The acquisition will be accounted for as a reverse merger using accounting principles applicable to reverse acquisitions whereby the financial statements subsequent to the date of the transaction are presented as a continuation of FPI. Under reverse acquisition accounting FluoroPharma, Inc. (the legal subsidiary) will be treated as the accounting parent (acquirer) and FPM (the legal parent) will be treated as the accounting subsidiary (acquiree). All outstanding shares have been restated to reflect the effect of the recapitalization, which includes a 3 for 2 issuance of FPM shares to FPI shareholders

Accounting for Share-Based Payments

The Company follows the provisions of ASC Topic 718, which establishes the accounting for transactions in which an entity exchanges equity securities for services and requires companies to expense the estimated fair value of these awards over the requisite service period. FPM uses the Black-Scholes option pricing model in determining fair value. Accordingly, compensation cost has been recognized using the fair value method and expected term accrual requirements as prescribed, which resulted in employee stock-based compensation expense for the six months ending June 30, 2011 and 2010 of  $1,566,816 and  $7,931, respectively.

A portion of the 2011 expense was the result of changes to the terms of previously granted options in the Merger. The number of shares increased (3 for 2) and the exercise prices decreased.

The Company accounts for share-based payments granted to non-employees in accordance with ASC Topic 505, “Equity Based Payments to Non-Employees.” The Company determines the fair value of the stock-based payment as either the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. If the fair value of the equity instruments issued is used, it is measured using the stock price and other measurement assumptions as of the earlier of either (1) the date at which a commitment for performance by the counterparty to earn the equity instruments is reached, or (2) the date at which the counterparty’s performance is complete.

The fair value of each share based payment is estimated on the measurement date using the Black-Scholes model with the following assumptions:

	2011	2010
	(Unaudited)	(Unaudited )
Risk-free interest rate	3.90%	2.43%
Expected volatility	117%	75% - 134.06%
Dividend yield	0%	0%

Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities of three months or less from date of purchase to be cash equivalents. Cash equivalents consisted of money market funds at June 30, 2011 and December 31, 2010.

Concentration of Risks

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents. The Company primarily maintains its cash balances with financial institutions in federally insured accounts. The Company has not experienced any losses to date resulting from this practice.

Earnings per Share

The Company computes net income (loss) per common share in accordance with ASC Topic 260. Net income (loss) per share is based upon the weighted average number of outstanding common shares and the dilutive effect of common share equivalents, such as options and warrants to purchase common stock, and convertible notes, if applicable, that are outstanding each year.

Basic and diluted earnings per share were the same for the three and six months ending June 30, 2011 and 2010, as including common stock equivalents in the calculation of diluted earnings per share would have been antidilutive. As of June 30, 2011, the Company had outstanding options exercisable for 4,101,000 shares of its common stock and warrants exercisable for 3,934,780 shares of its common stock. At June 30, 2010, the Company had outstanding options exercisable for 4,474,500 shares of its common stock, and warrants exercisable for 609,417 shares of common stock, and notes payable and accrued interest convertible into 303,863 shares of common stock.

Fair Value of Financial Instruments

The Company's financial instruments primarily consist of cash and cash equivalents and accounts payable. All instruments are accounted for on the historical cost basis, which, due to the short maturity of these financial instruments, approximates the fair value at the reporting dates of these financial statements.

ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels as follows:

Level 1: Quoted prices for identical instruments in active markets accessible at the measurement date.

Level 2: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3: Unobservable inputs for the instrument are only used when there is little, if any, market activity for the instrument at the measurement date. Price or valuation techniques require inputs that are both significant to the fair value measurement and unobservable (i.e. supported by little or no market activity).

Impairments

The Company assesses the impairment of long-lived assets, including other intangible assets, whenever events or changes in circumstances indicate that their carrying value may not be recoverable in accordance with ASC Topic 360-10-35, “Impairment or Disposal of Long-Lived Assets.” The determination of related estimated useful lives and whether or not these assets are impaired involves significant judgments, related primarily to the future profitability and/or future value of the assets. The Company records an impairment charge if it believes an investment has experienced a decline in value that is other than temporary.

Management has determined that no impairments were required as of June 30, 2011 or December 31, 2010.

Income Taxes

The Company accounts for income taxes and the related accounts under the liability method. Deferred tax assets and liabilities are determined based on the differences between the financial statement carrying amounts and the income tax bases of assets and liabilities. A valuation allowance is applied against any net deferred tax asset if, based on available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

There is no unrecognized tax benefit included in the consolidated balance sheet that would, if recognized, affect the effective tax rate.

The Company’s policy is to recognize interest and/or penalties related to income tax matters in income tax expense. The Company had no accrual for interest or penalties on its balance sheets at June 30, 2011 or December 31, 2010, and has not recognized interest and/or penalties in the statement of operations for the six months ending June 30, 2011 and 2010. See Note 9 - Income Taxes.

Intangible Assets

The Company’s intangible assets consist of technology licenses and website development costs, and are carried at the legal cost to obtain them. Intangible assets are amortized using the straight line method over the estimated useful life. Useful lives are as follows: technology licenses, five to 15 years; website development costs, three years.

Property and Equipment

Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The Company’s property and equipment at June 30, 2011 and December 31, 2010 consisted of computer and office equipment and machinery and equipment with estimated useful lives of three to five years.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.

Research and Development Costs

Research and development costs are expensed as incurred. The cost of intellectual property purchased from others that is immediately marketable or that has an alternative future use is capitalized and amortized as intangible assets. Capitalized costs are amortized using the straight-line method over the estimated economic life of the related asset.

Segment Reporting

The Company has determined that it operates in only one segment currently, which is biopharmaceutical research and development.

Use of Estimates

The accompanying condensed consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, and include certain estimates and assumptions which affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Accordingly, actual results may differ from those estimates.

This summary of significant accounting policies of FluoroPharma is presented to assist in understanding the Company’s financial statements. The financial statements and notes are representations of the Company’s management, which is responsible for their integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America (GAAP) and have been consistently applied in the preparation of the financial statements.

Accounting for Share-Based Payments

FluoroPharma follows the provisions of ASC Topic 718, which establishes the accounting for transactions in which an entity exchanges equity securities for services and requires companies to expense the estimated fair value of these awards over the requisite service period. FluoroPharma uses the Black-Scholes option pricing model in determining fair value. Accordingly, compensation cost has been recognized using the fair value method and expected term accrual requirements as prescribed, which resulted in employee stock-based compensation expense for the years ended December 31, 2010 and 2009 of  $86,985 and  $157,933, respectively.

The Company accounts for share-based payments granted to non-employees in accordance with ASC Topic 505, “Equity Based Payments to Non-Employees.” The Company determines the fair value of the stock-based payment as either the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. If the fair value of the equity instruments issued is used, it is measured using the stock price and other measurement assumptions as of the earlier of either (1) the date at which a commitment for performance by the counterparty to earn the equity instruments is reached, or (2) the date at which the counterparty’s performance is complete.

The fair value of each share based payment is estimated on the measurement date using the Black-Scholes model with the following assumptions:

	2010	2009

Risk-free interest rate	2.43%	3.24%
Expected volatility	75% - 134.06%	70%
Dividend yield	0%	0%

Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities of three months or less from date of purchase to be cash equivalents. Cash equivalents consisted of money market funds at December 31, 2010 and December 31, 2009.

Concentration of Risks

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents. The Company primarily maintains its cash balances with financial institutions in federally insured accounts. The Company has not experienced any losses to date resulting from this practice.

Earnings per Share

The Company computes net income (loss) per common share in accordance with ASC Topic 260. Net income (loss) per share is based upon the weighted average number of outstanding common shares and the dilutive effect of common share equivalents, such as options and warrants to purchase common stock, and convertible notes, if applicable, that are outstanding each year. The weighted average common stock includes both Class A and Class B common stock as these classes have the same rights with the exception of voting (see Note 10).

Basic and diluted earnings per share were the same for the years ended December 31, 2010 and 2009, as including common stock equivalents in the calculation of diluted earnings per share would have been antidilutive. As of December 31, 2010, the Company had outstanding options exercisable for 2,283,000 shares of its common stock and warrants exercisable for 425,478 shares of its common stock, and notes payable convertible into 912,000 shares of common stock. At December 31, 2009, the Company had outstanding options exercisable for 1,933,000 shares of its common stock, and warrants exercisable for 394,278 shares of common stock, and notes convertible into 200,000 shares of common stock.

Fair Value of Financial Instruments

The Company's financial instruments primarily consist of cash and cash equivalents and accounts payable. All instruments are accounted for on the historical cost basis, which, due to the short maturity of these financial instruments, approximates the fair value at the reporting dates of these financial statements.

ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels as follows:

Level 1: Quoted prices for identical instruments in active markets accessible at the measurement date.

Level 2: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3: Unobservable inputs for the instrument are only used when there is little, if any, market activity for the instrument at the measurement date. Price or valuation techniques require inputs that are both significant to the fair value measurement and unobservable (i.e. supported by little or no market activity).

Impairments

The Company assesses the impairment of long-lived assets, including other intangible assets, whenever events or changes in circumstances indicate that their carrying value may not be recoverable in accordance with ASC Topic 360-10-35, “Impairment or Disposal of Long-Lived Assets.” The determination of related estimated useful lives and whether or not these assets are impaired involves significant judgments, related primarily to the future profitability and/or future value of the assets. The Company holds investments in companies having operations or technologies in areas which are within or adjacent to our strategic focus when acquired, all of which are privately held and whose values are difficult to determine. The Company records an investment impairment charge if it believes an investment has experienced a decline in value that is other than temporary.

Management has determined that no impairments were required during the years ended December 31, 2010 and December 31, 2009.

Income Taxes

The Company accounts for income taxes and the related accounts under the liability method. Deferred tax assets and liabilities are determined based on the differences between the financial statement carrying amounts and the income tax bases of assets and liabilities. A valuation allowance is applied against any net deferred tax asset if, based on available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

There is no unrecognized tax benefit included in the consolidated balance sheet that would, if recognized, affect the effective tax rate.

Our policy is to recognize interest and/or penalties related to income tax matters in income tax expense. We had no accrual for interest or penalties on our balance sheets at December 31, 2010 or December 31, 2009, and have not recognized interest and/or penalties in the statement of operations for the years ended December 31, 2010 and December 31, 2009. See Note 9 - Income Taxes.

Intangible Assets

The Company’s intangible assets consist of technology licenses and website development costs, and are carried at the legal cost to obtain them. Intangible assets are amortized using the straight line method over the estimated useful life. Useful lives are as follows: technology licenses, five to 15 years; website development costs, three years.

Property and Equipment

Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The Company’s property and equipment at December 31, 2010 and December 31, 2009 consisted of computer and office equipment and machinery and equipment with estimated useful lives of three to five years. During the year ended December 31, 2010, machinery and equipment with a book value of  $8,346 was disposed of, resulting in a loss of  $8,346. During the year ended December 31, 2009, machinery and equipment with a book value of  $189,224 was disposed of, resulting in the settlement of  $133,314 in accounts payable and a loss on disposition of  $55,911.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.

Research and Development Costs

Research and development costs are expensed as incurred. The cost of intellectual property purchased from others that is immediately marketable or that has an alternative future use is capitalized and amortized as intangible assets. Capitalized costs are amortized using the straight-line method over the estimated economic life of the related asset.

Use of Estimates

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, and include certain estimates and assumptions which affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Accordingly, actual results may differ from those estimates.

OTHER BALANCE SHEET INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
OTHER BALANCE SHEET INFORMATION

Components of selected captions in the accompanying balance sheets as of June 30, 2011 and December 31, 2010 consist of:

		30-Jun-11	31-Dec-10
		(Unaudited)
Prepaid expenses:

Prepaid insurance		$82,003	$8,475
Other		-	5,262
	Prepaid expenses	$82,003	$13,737

Property and equipment:
Computers and office equipment		$21,696	$20,689
Machinery and equipment		112,422	112,422
Less: accumulated depreciation		(114,841	(103,159)
	Property and equipment, net	$19,275	$29,952

Accrued expenses:
Payroll and related		$32,3866	$458,250
Professional fees		10,500	153,694
Accrued interest		18,958	22,054
Other		10,000	16,000
	Accrued expenses	71,844	649,998

Components of selected captions in the accompanying balance sheets as of December 31, 2010 and December 31, 2009 consist of:

	31-Dec-10	31-Dec-09

Prepaid expenses:
Prepaid consulting		$-
Prepaid insurance	8,475	9,550
Other	7,290	241
Prepaid expenses	$15,765	$9,791

Property and equipment:
Computers and office equipment	$20,689	$15,934
Machinery and equipment	112,422	120,768
Less: accumulated depreciation	(103,159)	(77,708)
Property and equipment, net	$29,952	$58,994

Accrued expenses:
Payroll and related	$474,750	$354,750
Professional fees	141,194	45,500
Accrued interest	22,054	250
Other	12,000	18,600
Accrued expenses	$649,998	$419,100

INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
INTANGIBLE ASSETS

Intangible assets as of June 30, 2011 and December 31, 2010 consisted of the following:

	30-Jun-11	31-Dec-10
	(Unaudited)

Technology license	$97,112	$97,112
Website development	12,894	10,394
Less: accumulated amortization	(59,437)	(51,616)
Intangibles, net	$50,569	$55,890

In the second quarter of 2009, the company renegotiated three of its technology licenses with Massachusetts General Hospital into one exclusive technology license. The net book value of the renegotiated licenses,  $43,398, was used as the original cost of the new license and the remaining life of approximately 5 years. See Note 8 for commitments and contingencies associated with these licenses.

Intangible assets as of December 31, 2010 and December 31, 2009 consisted of the following:

	December 31, 2010	December 31, 2009

Technology license	$97,112	$97,112
Website development	10,394	10,394
Less: accumulated amortization	(51,616)	(35,973)
Intangibles, net	$55,890	$71,533

In the second quarter of 2009, FluoroPharma renegotiated three of its technology licenses with Massachusetts General Hospital into one exclusive technology license. The net book value of the renegotiated licenses,  $43,398, was used as the original cost of the new license and the remaining life of approximately 5 years. See Note 8 for commitments and contingencies associated with these licenses.

LIABILITY SETTLEMENTS	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
LIABILITY SETTLEMENTS

On May 5, 2009, QuantRx and FluoroPharma reorganized their relationship by terminating their investment agreement and related agreements. The termination of these agreements, which were originally executed on March 10, 2006, allowed FluoroPharma to close an equity financing with third party investors. In conjunction with the termination of these agreements and the additional investment in FluoroPharma, QuantRx agreed to convert all outstanding receivables from FluoroPharma, consisting of previously issued notes and related accrued interest and advances in the aggregate amount of  $1,568,567 ( $1,536,767 of which was outstanding at December 31, 2008), into 1,148,275 shares of Class A common stock (fair value of  $287,069). The fair value per share ( $0.25) ascribed in these transactions was the same fair value ascribed to the shares of class B common stock issued to accredited investors for cash (see note 10). In addition, warrants to purchase 284,278 shares of common stock were granted to QuantRx. The warrants have an exercise price of  $1.50 and a term of ten years. In connection with this settlement, FluoroPharma recognized a gain on debt settlement of  $1,281,498. QuantRx was considered a related party.

In connection with these agreements, FluoroPharma settled  $112,000 in outstanding advances from an executive and stockholder of the Company for 406,030 shares of Class A common stock (fair value of  $101,508). In connection with this settlement, FluoroPharma recognized a gain on debt settlement of  $10,493.

In the second quarter of 2009, FluoroPharma settled  $84,315 in outstanding payables with a company which is a stockholder of FluoroPharma and whose managing partner is related to an executive of FluoroPharma with the issuance of 337,260 shares of FluoroPharma Class A common stock (fair value of  $84,315).

In the second quarter of 2009, FluoroPharma settled  $36,500 in outstanding payables and accruals with a member of the Board of Directors of the Company for  $10,000 and options to purchase 90,000 shares of FluoroPharma Class A common stock (fair value of  $17,397). In connection with this settlement, FluoroPharma recognized a gain on debt settlement of  $9,103.

In the second quarter of 2009, FluoroPharma settled a  $50,000 outstanding payable with a former executive of the Company for  $20,000. FluoroPharma recognized a gain on debt settlement of  $30,000.

In the second quarter of 2009, FluoroPharma settled outstanding accounts payables aggregating  $57,557 with the payment of  $10,000, the issuance of 39,114 shares of Class A common stock (fair value of  $19,557) and the issuance of options to purchase 5,000 shares of FluoroPharma Class A common stock (fair value of  $967). In connection with these settlements, FluoroPharma recognized an aggregate gain on debt settlement of  $27,033.

The aggregate gain on these liability settlements was  $1,358,127 or  $0.20 per share (basic and diluted).

SHORT-TERM CONVERTIBLE NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
SHORT-TERM CONVERTIBLE NOTES PAYABLE

The Company issued three short-term convertible promissory notes in January 2011, and two short-term convertible promissory notes in February 2011 for total consideration of  $195,000. The notes bear interest at 8%, are convertible into shares of common stock at  $0.83 per share (234,000 shares) and the note holders were granted warrants to purchase 23,400 shares of common stock at  $0.50 per share, exercisable for 5 years. All notes were due March 31, 2011, but were subsequently extended until June 30, 2011. The notes and accrued interest of  $3,765 were converted into 263,424 shares of the Company’s common stock in connection with the Qualified Financing on May 16, 2011. (see Note 7)

In accordance with ASC Topic 470, the Company allocated the proceeds of all of the above notes to detachable warrants and convertible instruments based upon their relative fair value of the debt instrument without the warrants and the warrants themselves at the time of issuance. The fair value of the warrants was determined following the guidance of ASC Topic 718; using Black-Scholes option model (using a risk free interest rate of 2.43 percent, volatility of 131.11 percent to 151.86 percent, exercise price of  $2.00, current market value of  $0.75 per share and an expected life of 5 years) with the value allocated to the warrants reflected in Stockholders’ equity and a debt discount. Based upon the respective fair values as of the original agreement dates  $7,474 of the  $195,000 in total debt was allocated to discounts associated with the common stock purchase warrants. The entire discount was amortized as of June 30, 2011.

In the fourth quarter of 2010, the Company issued three 8% short-term convertible promissory notes for  $125,000. The first loan, dated October 29, 2010 for  $50,000 had a maturity date of December 31, 2010. The second loan, dated November 16, 2010 for  $50,000 had a maturity date of January 31, 2011. The third loan, dated December 15, 2010 for  $25,000 had a maturity date of January 31, 2011. The notes are convertible into shares of common stock at a price of  $0.83 per share, a total of 150,000 shares. Warrants to purchase 15,000 shares of common stock at  $1.33 per share, exercisable for 5 years were granted to the note holder (all three notes were issued to the same entity). These notes including accrued interest of  $4,937 were converted into 172,206 shares of common stock of the Company in connection with the Private Placement on May 16, 2011. (see Note 7)

In the third quarter of 2010, the Company issued an 8% short-term convertible promissory notes for  $100,000 to an investor and an additional 8% convertible promissory note for  $15,000 to the same investor in exchange for expenses paid by the investor on behalf of the Company. All loans were due December 31, 2010. The first loan, dated July 27, 2010 for  $100,000. The second loan, dated September 14, 2010 for  $15,000. The notes are convertible into shares of common stock at a price of  $0.83 per share, a total of 184,000 shares. Warrants to purchase 18,400 shares of common stock at  $1.33 per share, exercisable for 5 years were granted to the note holder. These notes including accrued interest of  $7,148 were converted into 161,884 shares of common stock of the Company in connection with the Private Placement on May 16, 2011. (see Note 7).

In the second quarter of 2010, the Company issued two 8% short-term convertible promissory notes for  $150,000 to an investor. All loans were due December 31, 2010. The first loan, dated April 19, 2010 for  $100,000. The second loan, dated May 4, 2010 for  $50,000. The notes are convertible into shares of common stock at a price of  $0.83 per share, a total of 180,000 shares. Warrants to purchase 18,000 shares of common stock at  $1.33 per share, exercisable for 5 years were granted to the note holder. These notes including accrued interest of  $12,625 were converted into 215,527 shares of common stock of the Company in connection with the Private Placement on May 16, 2011. (see Note 7).

In accordance with ASC Topic 470, the Company allocated the proceeds of all of the above 2010 notes to detachable warrants and convertible instruments based upon their relative fair values of the debt instrument without the warrants and the warrants themselves at the time of issuance. The fair value of the warrants was determined following the guidance of ASC Topic 718; using the Black-Scholes option model (using a risk free interest rate of 2.43% percent, volatility of 75.5% to 131.78%, exercise price of  $2.00, current market value of  $0.75 per share and an expected life of 5 years) with the value allocated to the warrants reflected in Stockholders’ Equity and a debt discount. Based upon the respective fair values as of the original agreement dates  $11,817 of the  $390,000 in total debt was allocated to discounts associated with the common stock purchase warrants. The unamortized discount and related to these notes was  $0 and  $1,172 as of June 30, 2011 and December 31, 2010, respectively.

All short-term convertible promissory notes’ maturity dates were subsequently extended month to month from December 31, 2010 to May 16, 2011, and certain notes were converted into common stock. In connection with the extension of the due dates of the convertible promissory notes, the Company issued 45,000 share of common stock with a fair value of  $37,500 ( $1.25 per share).

Immediately prior to the Merger, the Company had an automatic exchange at 110% of the outstanding principal amount plus all accrued and unpaid interest (the “Outstanding Balance”) of all of the Promissory Notes described above that were issued by FPI with a total Outstanding Balance of  $614,118 for 813,984 shares of the Company’s common stock. The difference between the fair market value of the shares issued for the conversion of debt ( $61,419) was recognized as additional financing costs.

Additionally, in the first quarter of 2010, the Company issued a 6% convertible promissory note for  $100,000 to an investor due December 31, 2010. The loan is convertible into shares of common stock at a rate of  $0.50. per share, or 200,000 shares. The terms of the note are substantially the same as the note previously described. Interest accrued at June 30, 2011 and December 31, 2010 was  $7,644 and  $5,458, respectively. The Company used the net proceeds for product development, working capital and general corporate purposes. On May 16, 2011, this note, including accrued interest of  $7,644, were converted into 163,043 shares of the Company’s common stock.

In November 2009, the Company issued a 6% convertible promissory note for  $50,000 to an investor. The note is convertible into shares of common stock at a price of  $0.50 per share, a total of 100,000 shares. The Company used the net proceeds for product development, working capital and general corporate purposes. On May 16, 2011, this note, including accrued interest of  $4,348, were converted into 322,931 shares of the Company’s common stock.

The conversion options embedded in all of the notes described above were not considered a derivative instrument, and were not required to be bifurcated since they were indexed to FluoroPharma’s stock. Equity classification of the embedded conversion option is met. Management also concluded the notes do not contain a beneficial conversion feature, as the share prices on the dates of issuance equaled the effective conversion price of the embedded conversion option.

In the fourth quarter of 2010, the Company issued three 8% short-term convertible promissory notes for  $125,000. The first loan, dated October 29 for  $50,000 with the maturity date of December 31, 2010 had accrued interest of  $712. The second loan, dated November 16 for  $50,000 with the maturity date of January 31, 2011 had accrued interest of  $493. The third loan, dated December 15 for  $25,000 with the maturity date of January 31, 2011 had accrued interest of  $88. The notes are convertible into shares of common stock at a price of  $1.25 per share, a total of 100,000 shares. Warrants to purchase 10,000 shares of common stock at  $2.00 per share, exercisable for 5 years were granted to the note holder (all three notes were issued to the same entity).

In the third quarter of 2010, the Company issued an 8% short-term convertible promissory notes for  $100,000 to an investor and an additional 8% convertible promissory note for  $15,000 to the same investor in exchange for expenses paid by the investor on behalf of the Company. All loans were due December 31, 2010. The first loan, dated July 27, for  $100,000 accrued interest of  $3,441. The second loan, dated September 14, for  $15,000 accrued interest of  $355. The notes are convertible into shares of common stock at a price of  $1.25 per share, a total of 92,000 shares. Warrants to purchase 9,200 shares of common stock at  $2.00 per share, exercisable for 5 years were granted to the note holder.

In the second quarter of 2010, the Company issued two 8% short-term convertible promissory notes for  $150,000 to an investor. All loans were due December 31, 2010. The first loan, dated for  $100,000 accrued interest of  $5,611. The second loan, dated May 4, for  $50,000 accrued interest of  $2,641. The notes are convertible into shares of common stock at a price of  $1.25 per share, a total of 120,000 shares. Warrants to purchase 12,000 shares of common stock at  $2.00 per share, exercisable for 5 years were granted to the note holder.

In accordance with ASC Topic 470, the Company allocated the proceeds of all of the above notes to detachable warrants and convertible instruments based upon their relative fair values of the debt instrument without the warrants and the warrants themselves at the time of issuance. The fair value of the warrants was determined following the guidance of ASC Topic 718; using the Black-Scholes option model (using a risk free interest rate of .2.43% percent, volatility of 75.5% to 131.78%, exercise price of  $2.00, current market value of  $0.75 per share and an expected life of 5 years) with the value allocated to the warrants reflected in Stockholders’ Equity and a debt discount. Based upon the respective fair values as of the original agreement dates  $11,817 of the  $390,000 in total debt was allocated to discounts associated with the common stock purchase warrants. Giving effect to the monthly amortization of the discount, totaling  $10,645 as of December 31, 2010,  $1,172 of the discount remains to be amortized over the remaining life of the debentures.

In the first quarter of 2010, the Company issued a 6% short-term convertible promissory note for  $100,000 to an investor due December 31, 2010. Accrued interest through December 31, 2010 was  $5,458. The loan is convertible in shares of common stock at a rate of  $0.25 per share, or 400,000 shares. In the event FluoroPharma does not complete a qualified financing and the holders do not voluntarily convert, FluoroPharma was required to repay the outstanding principal balance and accrued and unpaid interest on December 31, 2010. The terms of the note are substantially the same as the note previously described. The Company used the net proceeds for product development, working capital and general corporate purposes.

In November 2009, the Company issued a 6% short-term convertible promissory note for  $50,000 to an investor. The notes are convertible into shares of common stock at a price of  $0.25 per share, a total of 200,000 shares. In the event FluoroPharma does not complete a qualified financing and the holder does not voluntarily convert, FluoroPharma was required to repay the outstanding principal balance and accrued and unpaid interest on December 31, 2010. Interest on the outstanding principal amount of the note is payable at maturity. Interest expense for 2010 and 2009 was  $3,000 and  $255, respectively. The Company used the net proceeds for product development, working capital and general corporate purposes.

The conversion options embedded in all of the notes described above were not considered a derivative instrument, and was not required to be bifurcated since it is indexed to FluoroPharma’s stock. Equity classification of the embedded conversion option is met. Management also concluded the notes do not contain a beneficial conversion feature, as the share prices on the dates of issuance equaled the effective conversion price of the embedded conversion option.

All short-term convertible promissory notes’ maturity dates were subsequently extended month to month from December 31, 2010 to June 30, 2011. See Note 14.

COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
COMMITMENTS AND CONTINGENCIES

License Agreements

In the second quarter of 2009, the company a renegotiated three of its technology licenses with Massachusetts General Hospital (MGH) into one exclusive technology license. The renegotiated license stipulates the company meet certain obligations, including, but not limited to, raising an aggregate  $2 million in capital by the second quarter of 2010; and meeting certain development milestones relating to clinical trials and filings with the FDA. MGH has the right to cancel or make non-exclusive certain licenses on certain patents should the Company fail to meet stipulated obligations and milestones. Additionally, upon commercialization, FluoroPharma is required to make specified milestone payments and royalties on commercial sales. Effective June 21, 2011, MGH extended the capital raise requirement through the second quarter of 2011, which requirement the Company met with the closing of a private placement offering in May 2011. We are current with all stipulated obligations and milestones under the License agreement and the agreement remains in full force and effect. We believe that we maintain a good relationship with MGH and will be able to obtain waivers or extension of our obligations under the license agreement, should the need arise. If MGH were to refuse to provide us with a waiver or extension of any our obligations or were to cancel or make the license non-exclusive, this would have a material adverse impact on our business as we may be unable to commercialize products without exclusivity and we would lose our competitive edge for portions of our patent portfolio.

All of the Company’s other license agreements stipulate certain annual license fees and development milestone payments in addition to royalty payments upon commercialization.

Executive Employment Contracts

The Company has an employment contract with a key Company executive that provides for the continuation of salary and the grant of certain options to the executive if terminated for reasons other than cause, as defined in that agreement. The contract also provides for a  $1 million bonus should the company execute transactions as specified in the contract, including the sale of substantially all of the Company’s assets or stock or a merger transaction, any of which resulting in compensation to the company’s stockholders aggregating in excess of  $100 million for such transaction.

Legal Contingencies

We may occasionally become subject to legal proceedings and claims that arise in the ordinary course of our business. It is impossible for us to predict with any certainty the outcome of any disputes that may arise, and we cannot predict whether any liability arising from claims and litigation will be material in relation to our financial position or results of operations. As of June 30, 2011 the Company had no such proceedings or claims.

License Agreements

In the second quarter of 2009, FluoroPharma renegotiated three of its technology licenses with Massachusetts General Hospital (MGH) into one exclusive technology license. The renegotiated license stipulates FluoroPharma meet certain obligations, including, but not limited to, raising an aggregate  $2 million in capital by the second quarter of 2010; and meeting certain development milestones relating to clinical trials and filings with the FDA. MGH has the right to cancel or make non-exclusive certain licenses on certain patents should the Company fail to meet stipulated obligations and milestones. Additionally, upon commercialization, FluoroPharma is required to make specified milestone payments and royalties on commercial sales.

All of the Company’s other license agreements stipulate certain annual license fees and development milestone payments in addition to royalty payments upon commercialization.

Executive Employment Contracts

The Company has an employment contract with a key Company executive that provides for the continuation of salary and the grant of certain options to the executive if terminated for reasons other than cause, as defined in that agreement. The contract also provides for a  $1 million bonus should FluoroPharma execute transactions as specified in the contract, including the sale of substantially all of the Company’s assets or stock or a merger transaction, any of which resulting in compensation to FluoroPharma’s stockholders aggregating in excess of  $100 million for such transaction. At December 31, 2010, the future employment contract commitment for such key executive’s salary continuation based on these termination clauses was approximately  $950,000.

Legal Contingencies

We may occasionally become subject to legal proceedings and claims that arise in the ordinary course of our business. It is impossible for us to predict with any certainty the outcome of any disputes that may arise, and we cannot predict whether any liability arising from claims and litigation will be material in relation to our financial position or results of operations.

INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
INCOME TAXES

We are subject to taxation in the U.S. and the Commonwealth of Massachusetts. With few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years before 2004.

At June 30, 2011 and December 31, 2010, FPI had gross deferred tax assets calculated at an expected blended rate of 38% of approximately  $4,310,000 and  $3,820,000, respectively, principally arising from net operating loss carry-forwards for income tax purposes of approximately  $8,000,000. As management of FPI cannot determine that it is more likely than not that the Company will realize the benefit of the deferred tax asset, a valuation allowance of approximately  $4,310,000 and  $3,820,000 has been established at June 30, 2011 and December 31, 2010, respectively.

The company’s gross deferred tax asset at December 31, 2010 calculated at an expected rate of 34% was approximately  $41,000 arising solely from the net operating loss carry-forwards of  $120,205. As management of the company. cannot determine that it is more likely than not that it will realize the benefit of the deferred tax asset, a valuation allowance of approximately  $41,000 was established.

Due to the reverse merger/recapitalization, the company. is restricted in the future use of net operating loss and tax credit carry-forwards generated by FPM before the effective date of the merger. Both of the separate loss years’ net operating losses will be subject to possible limitations concerning changes of control and other limitations under the Internal Revenue Code. The net operating loss carry-forwards are subject to annual limitations which are cumulative until they expire. The Company is in the process of determining the annual allowable net operating loss deduction should the Company generate taxable income. Since both of the companies which were parties to the share exchange have substantial valuation allowances against any components of deferred taxes, management believes that no material differences in tax allocations will arise from the share transaction.

The significant components of the Company’s net deferred tax assets (liabilities) at June 30, 2011 and December 31, 2010 are as follows:

	30- Jun 11	31-Dec 10

Gross deferred tax assets:
Net operating loss carry-forwards	$2,750,874	$2,857,901
Stock based expenses	1,331,864	736,508
Tax credit carry-forwards	222,134	222,134
All others	13,139	13,139
		3,829,132
Gross deferred tax liabilities:	4,318,011
Deferred tax asset valuation allowance	(4,318,011)	(3,829,132)
Net deferred tax asset (liability)	$-	$-

At June 30, 2011, the Company has net operating loss carry-forwards for income tax purposes of approximately  $7,700,000, which expire in the years 2023 through 2031. This reflects permanent differences and estimated temporary differences between book and tax losses. The net change in the allowance account from December 31, 2010 to June 30, 2011 was an increase of approximately  $488,000 for the six months ended June 30, 2011.

The accounting for the tax benefits of acquired deductible temporary differences and net operating loss carry-forwards, which are not recognized at the acquisition date because a valuation allowance is established and which are recognized subsequent to the acquisition, will be applied first to reduce to zero any goodwill and other non-current intangible assets related to the acquisition. Any remaining benefits would be recognized as a reduction of income tax expense.

We are subject to taxation in the U.S. and the Commonwealth of Massachusetts. With few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years before 2004.

At December 31, 2010 and December 31, 2009, the Company had gross deferred tax assets calculated at an expected blended rate of 38% of approximately  $3,820,000 and  $3,460,000, respectively, principally arising from net operating loss carry-forwards for income tax purposes. As management of the Company cannot determine that it is more likely than not that the Company will realize the benefit of the deferred tax asset, a valuation allowance of approximately  $3,820,000 and  $3,460,000 has been established at December 31, 2009 and 2008, respectively.

Additionally, the future utilization of our net operating loss and R&D credit carry-forwards to offset future taxable income may be subject to an annual limitation, pursuant to IRC Sections 382 and 383, as a result of ownership changes that may have occurred previously or that could occur in the future.

The significant components of the Company’s net deferred tax assets (liabilities) at December 31, 2010 and December 31, 2009 are as follows:

	31-Dec-10	31-Dec-09

Gross deferred tax assets:
Net operating loss carry-forwards	$2,857,901	$2,530,773
Stock based expenses	736,508	703,454
Tax credit carry-forwards	222,134	222,134
All others	13,139	13,139
	3,829,132	3,469,099
Gross deferred tax liabilities:
Deferred tax asset valuation allowance	(3,829,132)	(3,469,099)
Net deferred tax asset (liability)	$-	$-

At December 31, 2010, the Company has net operating loss carry-forwards for income tax purposes of approximately  $7,500,000, which expire in the years 2023 through 2030. This reflects permanent differences and estimated temporary differences between book and tax losses. The net change in the allowance account was an increase of approximately  $360,000 for the twelve months ended December 31, 2010.

The accounting for the tax benefits of acquired deductible temporary differences and NOL carry-forwards, which are not recognized at the acquisition date because a valuation allowance is established and which are recognized subsequent to the acquisition, will be applied first to reduce to zero any goodwill and other non-current intangible assets related to the acquisition. Any remaining benefits would be recognized as a reduction of income tax expense.

CAPITAL STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
CAPITAL STOCK

All per share references have been restated to reflect the effect of the reverse merger/recapitalization as discussed in note 2.

Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock,  $0.001 par value; 3,500,000 shares have been designated Series A Preferred Stock. At June 30, 2011 and December 31, 2010, 1,807,229 and 0 shares of Series A preferred stock, respectively, were issued and outstanding.

Common Stock

The Company has authorized 200,000,000 shares of its common stock,  $0.001 par value, At June 30, 2011 and December 31, 2010, the Company had issued and outstanding 20,419,325 and 8,470,025, respectively, shares of its Class A common stock

Preferred Stock

The Company has authorized 1,500,000 shares of preferred stock,  $0.001 par value. At December 31, 2010 and 2009, no shares of preferred stock were issued and outstanding.

Common Stock

The Company has authorized 18,500,000 shares of its common stock,  $0.001 par value, of which 15,000,000 shares are designated Class A, and 3,500,000 are designated Class B. The classes have identical rights with the exception of voting rights. Class A shares receive one vote per share. Class B shares receive five votes per share until February 28, 2011, at which time they receive one vote per share. At December 31, 2010 and December 31, 2009, the Company had issued and outstanding 5,778,237 shares of its Class A common stock and 2,691,788 of its Class B common stock.

Class A Common Stock

All issuances of Class A common stock in 2009 were related to certain liability settlements. There were no issuances of Class A common stock in 2010. See Note 6.

Class B Common Stock

There were no issuances of Class B common stock in 2010. In May and June 2009, subsequent to the termination of certain investment agreements with QuantRx (see Note 6); FluoroPharma issued 2,491,788 shares of Class B common stock at  $0.25 per share to accredited investors for aggregate proceeds of  $622,947.

In October 2009, FluoroPharma issued 200,000 shares of Class B common stock at  $0.25 per share. As of December 31, 2009,  $50,000 was receivable for this stock and was received in January 2010.

STOCK PURCHASE WARRANTS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
STOCK PURCHASE WARRANTS

Common Stock Warrants

All issuances of common stock warrants during the year ending December 31, 2010 were related to certain short-term convertible notes payable.

The following is a summary of all common stock warrant activity during December 31, 2010 through June 30, 2011:

	Number of Shares	Exercise Price Share	Weighted Average
	Under Warrants	Per Share	Exercise Price

Warrants issued and exercisable
at December 31, 2010	638,217	$0.95 - $2.00	$1.14

Warrants Granted	3,296,563	$1.25 - $1.33	$1.31

Warrants issued and exercisable
at June 30, 2011	3,934,780	$0.95 - $2.00	$1.29

The following represents additional information related to common stock warrants outstanding and exercisable at June 30, 2011:

Exercise	Number of Shares	Weighted Average Remaining	Weighted Average
Price	Under Warrants	Contract Life in Years	Exercise Price
$0.95	86,250	0.37	$0.95
$1.00	426,417	0.17	$1.00
$1.25	673,076	0.20	$1.25
$1.33	2,670,287	2.21	$1.33
$2.00	78,750	0.07	$2.00
	3,934,780	3.02	$1.29

The Company used the Black-Scholes option price calculation to value the warrants granted in 2011 and 2010 using the following assumptions: risk-free rate of 2.43% volatility ranging from 75% to 152%; actual term and exercise price of warrants granted. See Note, Summary of Significant Accounting Policies, “Accounting for Share Based Payments.”

Common Stock Warrants

All issuances of common stock warrants during the year ending December 31, 2010 were related to certain short-term convertible notes payable. All issuances during the year ended 2009 were related to certain liability settlements. See Note 6.

The following is a summary of all common stock warrant activity during the two years ended December 31, 2010:

	Number of Shares Under Warrants	Exercise Price Per Share	Weighted Average Exercise Price

Warrants issued and exercisable at December 31, 2008	110,000	$1.43 - $3.00	$2.18
Warrants granted	284,278	$1.50	$1.50

Warrants issued and exercisable at December 31, 2009	394,278	$1.43 - $3.00	$1.69

Warrants Granted	31,200	$1.25	$1.25

Warrants issued and exercisable at December 31, 2010	425,478	$1.25 - $3.00	$1.66

The following represents additional information related to common stock warrants outstanding and exercisable at December 31, 2009:

Exercise Price	Number of Shares Under Warrants	Weighted Average Remaining Contract Life in Years	Weighted Average Exercise Price
$1.25	31,200	4.64	$1.25
$1.43	57,500	2.19	$1.43
$1.50	284,278	8.13	$1.50
$3.00	52,500	1.04	$3.00
	425,478	6.19	$1.66

The Company used the Black-Scholes option price calculation to value the warrants granted in 2010 and 2009 using the following assumptions: risk-free rate of 2.43 and 3.24% volatility ranging from 70% to 134%; actual term and exercise price of warrants granted. See Note 3, Summary of Significant Accounting Policies, “Accounting for Share Based Payments.”

COMMON STOCK OPTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
COMMON STOCK OPTIONS

On February 11, 2011, the Company adopted its 2011 Equity Incentive Plan (“the Plan”) under which 6,475,750 shares of common stock are reserved for issuance under options or other equity interests as set forth in the Plan. Under the Plan, options are available for issuance to employees, officers, directors, consultants and advisors. The Plan provides that the Board of Directors will determine the exercise price and vesting terms of each option on the date of grant. Options granted under the Plan generally expire ten years from the date of grant.

In connection the Merger, the Company exchanged issued and outstanding stock options in FPI for stock options in FPM with substantially the same terms. Pursuant to the Merger, the shares of FPI were modified for the exchange ratio of 3 for 2 whereby the exchange ratio was applied to the original exercise price of the option and the common shares underlying the option. In connection with this modification to the terms of the stock options, the Company recorded a one-time charge of  $1,351,452 to stock option expense.

In May 2011, prior to the Merger, the Company granted Johan (Thijs) Spoor, the Company’s CEO, options to purchase 400,000, shares of common stock in the Company at  $0.75 per share (aggregate fair value of  $200,763). Mr. Spoor’s options will vest annually over four (4) years. These options were adjusted for the exchange ratio and post merger the options are exercisable into 600,000 shares of common stock at  $0.50 (aggregate fair value of  $671,520) per share with one-quarter vesting annually.

Additionally, in May 2011, the Company issued 450,000 shares of common stock as a cashless exercise of 900,000 Stock Options. Immediately following the Merger, FPM issued 161,250 shares of common stock in the cashless exercise of 215,000 (pre-merger FluoroPharma, Inc. options) options issued to a director of the Company.

The following is a summary of all common stock option activity during the two years ended June 30, 2011:

	Shares Under	Weighted Average
	Options Outstanding	Exercise Price

Outstanding at December 31, 2009	2,983,000	$0.61
Options granted	460,000	0.75
Options forfeited	—	—
Options exercised	—	—
Outstanding at December 31, 2010	4,616,000	$0.47
Options granted	600,000	0.50
Options forfeited	—
Options exercised	(1,115,000)	$0.47
Outstanding at June 30, 2011	4,101,000	$0.41

		Weighted Average Exercise
	Options Exercisable	Price per Share
Exercisable at December 31, 2010	3,101,000	$0.57
Exercisable at June 30, 2011	2,736,000	$0.62

The following represents additional information related to common stock options outstanding and exercisable at June 30, 2011:

	Outstanding			Exercisable
		Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
Exercise	Number of	Contract Life	Exercise	Number of	Exercise
Price	Shares	in Years	Price	Shares	Price

$0.13	315,000	2.29	$0.13	315,000	$0.13
$0.17	885,000	7.10	$0.17	630,000	$0.17
$0.50	1,680,000	5.70	$0.50	570,000	$0.50
$0.67	318,000	1.51	$0.67	318,000	$0.67
$0.95	573,000	5.36	$0.95	573,000	$0.95
$1.17	165,000	7.05	$1.17	165,000	$1.17
$1.33	165,000	7.35	$1.33	165,000	$1.33
	4,101,000	5.74	$0.54	2,736,000	$0.58

The weighted average remaining contractual term for fully vested share options (exercisable, above) and options expected to vest (outstanding, above) is 1.07 and 8.15 years. The aggregate intrinsic value of all of the Company’s options is  $2,083,000.

During the six months ended June 30, 2011, 737,500 shares were exercised pursuant to the Merger in exchange for shares of common stock of FPM.

A summary of the status of the Company’s non-vested stock options as of June 30, 2011 and changes is presented below:

Non-vested Stock Options	Shares	Weighted Average Grant Date Fair Value

Non-vested at December 31, 2010	1,890,000	$1.15
Options granted	600,000	1.11
Options vested	(1,125,000)	1.18
Options forfeited	-	-
Non-vested at June 30, 2011	1,365,000	$1.13

As of June 30, 2011, there was approximately  $1,297,730 of unrecognized compensation cost related to non-vested options. Weighted average period of non-vested stock options was 8.74 years as of June 30, 2011.

The Company used the Black-Scholes option price calculation to value the options granted in 2011 in connection with the merger transaction, using the following assumptions: risk-free rate of 3.90%; volatility of 117%; average term of five (5) years and exercise price of options granted. See Note 3, Summary of Significant Accounting Policies, “Accounting for Share Based Payments.”

On January 1, 2004, the Company adopted its Equity Incentive Plan (“the Plan”) under which 3,000,000 shares of common stock are reserved for issuance under options or other equity interests as set forth in the Plan. Under the Plan, options are available for issuance to employees, officers, directors, consultants and advisors. The Plan provides that the Board of Directors will determine the exercise price and vesting terms of each option on the date of grant. Options granted under the Plan generally expire ten years from the date of grant.

In 2010, the Company granted Johan (Thijs) Spoor and Boyan Goumnerov options to purchase 400,000 and 60,000, respectively, shares of common stock in the Company at  $0.75 per share (aggregate fair value of  $237,115). Of Mr. Spoors options, 100,000 vested immediately, and the remaining 300,000 vest when certain milestones are met. Dr. Goumnerov’s options, 20,000 vested immediately, the remaining options will vest annually over the next two years.

In 2009, the Company granted to employees, board members and consultants options to purchase 1,590,000 shares of Class A common stock at an exercise price of  $0.25 (aggregate fair value of  $307,347, of which  $131,446 was expensed in 2009). These options have a ten year term and certain options include contingent vesting provisions, and will be expensed when they vest. Additionally, options to purchase 95,000 shares of Class A common stock with a fair value of  $18,364 were issued in connection with certain liability settlements (see Note 6).

The following is a summary of all common stock option activity during the two years ended December 31, 2010:

	Shares Under Options Outstanding	Weighted Average Exercise Price

Outstanding at December 31, 2008	1,738,000	$1.28
Options granted	1,685,000	0.25
Options forfeited	(440,000)	1.95
Options exercised	-	-
Outstanding at December 31, 2009	2,983,000	$0.61
Options granted	460,000	.75
Options forfeited	-	-
Options exercised	-	-
Outstanding at December 31, 2010	3,443,000	$0.75

		Weighted Average Exercise
	Options Exercisable	Price per Share

Exercisable at December 31, 2009	1,933,000	$0.80
Exercisable at December 31, 2010	2,283,000	$0.75

The following represents additional information related to common stock options outstanding and exercisable at December 31, 2009:

	Outstanding			Exercisable
Exercise Price	Number of Shares	Weighted Average Remaining Contract Life in Years	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price

$0.20	210,000	1.32	$0.20	210,000	$0.20
$0.25	1,705,000	8.40	$0.25	885,000	$0.25
$0.75	720,000	5.38	$0.75	380,000	$0.75
$1.00	212,000	2.00	$1.00	212,000	$1.00
$1.43	376,000	6.07	$1.43	376,000	$1.43
$1.75	110,000	7.06	$1.75	110,000	$1.75
$1.99	110,000	7.92	$1.99	110,000	$1.99
	2,983,000	6.38	$0.63	2,283,000	$0.75

The weighted average remaining contractual term for fully vested share options (exercisable, above) and options expected to vest (outstanding, above) is 1.32 and 7.92 years. The aggregate intrinsic value of all of the Company’s options is  $2,511,622.

There were no options exercised during the twelve months ending December 31, 2010; therefore there was no intrinsic value of options exercised and no related tax benefits were realized. The total fair value of shares vested during the twelve months ending December 31, 2010 and 2009 was  $86,985 and  $211,997, respectively.

A summary of the status of the Company’s non-vested stock options as of December 31, 2009 and changes during the year ended December 31, 2010 is presented below:

Non-vested Stock Options	Shares	Weighted Average Grant Date Fair Value

Non-vested at December 31, 2008	477,500	$1.89
Options granted	1,685,000	0.19
Options vested	(672,500)	0.28
Options forfeited	(440,000)	1.89
Non-vested at December 31, 2009	1,050,000	$0.19
Options granted	460,000	-
Options vested	350,000	$0.19
Options forfeited	-	-
Non-vested at December 31, 2010	1,160,000	$0.19

As of December 31, 2010, there was approximately  $333,675 of unrecognized compensation cost related to non-vested options. Weighted average period of non-vested stock options was 9.18 years as of December 31, 2010.

The Company used the Black-Scholes option price calculation to value the options granted in 2010 and 2009 using the following assumptions: risk-free rate of 2.43% and 3.24%; volatility of 70% to 134%; actual term and exercise price of options granted. See Note 3, Summary of Significant Accounting Policies, “Accounting for Share Based Payments.”

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
RELATED PARTY TRANSACTIONS

On May 5, 2009, QuantRx and FluoroPharma reorganized their relationship by terminating their investment agreement and related agreements. See Note 6.

An executive officer, who is also a beneficial owner of approximately 19% of outstanding shares, was due  $465,750 for accrued payroll, of which,  $7,500 was included in A/P and  $458,250 was included in accrued expenses as of December 31, 2010. At December 31, 2009,  $20,000 was due for licensing fees related to patent license agreements,  $338,250 for accrued payroll. In May 2009, FluoroPharma settled certain liabilities, see Note 6.

In the second quarter of 2009, FluoroPharma settled  $84,315 in outstanding payables with a company which is a stockholder of FluoroPharma and whose managing partner is related to an executive of FluoroPharma with the issuance of 337,260 shares of FluoroPharma Class A common stock (fair value of  $84,315). In the years ended December 31, 2009 and 2008, FluoroPharma rented space on a month-to-month basis and reimbursed the company for certain administrative costs, expensing  $66,632 and  $48,636, respectively. At December 31, 2009,  $22,880 was included in accounts payable related to this arrangement.

A member of the Company’s board of directors served as a member of the Company’s strategic advisory board during 2009 and 2008. Fees and expenses related to these agreements during the years ended December 31, 2009 and 2008, were  $9,282 and  $24,000, respectively. In the second quarter of 2009, FluoroPharma settled certain liabilities, see Note 6.

SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
SUBSEQUENT EVENTS

The Company evaluated events occurring subsequent to June 30, 2011, identifying those that are required to be disclosed. On July 18, 2011 the Company issued 694,498 shares of common stock and 243,144 warrants to purchase the Company’s common stock subject to the same terms as the Private Placement. Net proceeds to the Company was  $530,999.

The Company evaluated events that occurred subsequent to December 31, 2010. The Company issued three additional short-term convertible promissory notes in January 2011 and two short-term convertible promissory notes in February 2011 for total consideration of  $195,000. The notes bear interest at 8%, are convertible into shares of common stock at  $1.25 per share (156,000 shares) and the note holders were granted warrants to purchase 15,600 shares of common stock at  $0.75 per share, exercisable for 5 years. The maturity dates of the notes varied.

All short-term convertible promissory notes’ maturity dates (including the 2011 notes) were subsequently extended month to month through June 30, 2011. (see Note 7).

THE MERGER	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
The Merger

On May 16, 2011, the company entered into the Merger Agreement, centred into by and among FPM, FPI and Merger Co. Upon closing the Merger, on May 16, 2011, MergoCo merged with and into FPI, and FPI, as the surviving corporation, became a wholly owned subsidiary of FPM.

FPI was organized on January 25, 2007 under the laws of the State of Nevada. FPM served as an electronics waste management solution provider, specializing in the collection, retirement, storage and remarketing of excess, damaged or obsolete electronic assets, such as computer, telecommunications and other electronic office equipment.

FPI, a Delaware corporation, is a molecular imaging company headquartered in Boston, MA. FPI was founded in 2003 to engage in the discovery, development and commercialization of proprietary products for the positron emission tomography (PET) market. The Company’s initial focus has been on the development of novel cardiovascular imaging agents that can more efficiently and effectively detect and assess acute and chronic forms of coronary artery disease (CAD). Molecular imaging pharmaceuticals are radiopharmaceuticals that enable early detection of disease through the visualization of subtle changes in biochemical and biological processes.

Pursuant to the terms and conditions of the Merger Agreement:

•	All of the outstanding shares of FPI’s common stock prior to the Merger were converted into the right to receive 13,911,011 shares of FPM’s common stock. Accordingly, an aggregate of 13,911,011 shares of our common stock were issued to the shareholders of FPI.
•	All of the outstanding warrants to purchase shares of FPI’s common stock prior to the Merger were converted into the right to receive 661,617 warrants to purchase shares of FPM’s common stock. Accordingly, an aggregate of 661,617 warrants to purchase shares our common stock were issued to the warrant holders of FPI with exercise prices ranging from $0.95 to $2.00.

•	A subsidiary of the Company merged with and into FPI, with FPI surviving as a wholly owned subsidiary of FPM.
•	Immediately before the closing of the Merger, FPM entered into subscription agreements for the sale and issuance of an aggregate of 2,611,375 shares of its common stock, par value $.001 per share and 1,807,229 shares of Series A Preferred Stock, par value $.001 per share in a private placement (the “Private Placement”) at a price of $0.83 per share for aggregate gross proceeds of $2,624,235, plus the conversion of $367,600 of deferred compensation to certain officers and directors of FPI and the automatic exchange at 110% of the outstanding principal amount plus all accrued and unpaid interest (the “Outstanding Balance”) of certain Convertible Promissory Notes issued by FPI with an Outstanding Balance of $614,118. Investors who invested in the aggregate a minimum of $1,500,000 received Series A Preferred Stock, which have the rights and preferences set forth in a Certificate of Designation of the Relative Rights and Preferences of the Series A Preferred Stock, filed with the Secretary of State of Nevada on May 13, 2011 (the “Certificate of Designation”). The Investors who purchased Series A Preferred Stock received a four year warrant to purchase 50% of the shares purchased and the investors who purchased Common Stock received a four year warrant to purchase 35% of the shares purchased. The warrants are exercisable at an exercise price of $1.33. The Company entered into a registration rights agreement with the investors agreeing to file a registration statement within 60 days of the closing and to have the registration statement declared effective within 150 days of the closing, if the registration statement is not subject to a full review by SEC and within 180 days of the closing if the registration statement is subject to a full review by the SEC. Burnham Hill Partners LLC and Monarch Capital Group, LLC served as the placement agents in connection with the Offering. Burnham Hill Partners LLC received cash fees of $206,346 and 401,546 placement agent warrants to purchase shares of the Company’s common stock at a price per share of $0.83. Monarch Capital Group, LLC received cash fees of $21,350 and 36,747 placement agent warrants to purchase shares of the Company’s common stock at a price per share of $0.83.

•	In connection with the Merger, our majority stockholder agreed to return to treasury for cancellation 9,500,000 shares of our common stock (the “Stock Cancellation”), resulting in 1,500,000 shares of common stock held by persons who were stockholders of ours prior to the Merger remaining outstanding.
•	Following the Closing of the Merger, the Private Placement and the Stock Cancellation there are 18,183,636 shares of the Company’s common stock outstanding.

•	At the closing of the Merger, Anna Chalmers resigned as the sole officer and director of the Company. Thijs Spoor was appointed as CEO, CFO and President. David R. Elmaleh, Ph.D, was appointed as Chairman of the Board of Directors and Walter Witoshkin, and Peter S. Conti, M.D., Ph.D were appointed as Directors.

We did not have any outstanding options or warrants to purchase shares of capital stock immediately prior to the closing of the Merger. Upon closing of the Merger, we issued 2,611,375 shares of common stock and 1,807,229 shares of Series A Preferred stock in the Private Placement and warrants to purchase 1,817,593 shares of common stock to placement agents in connection with the Private Placement. Prior to the Merger, we adopted the 2011 Equity Incentive Plan (the “2011 Plan”) and reserved 6,475,750 shares of common stock for issuance as awards to officers, directors, employees, consultants and others. Upon closing of the Merger, we issued options to purchase an aggregate of 4,423,500 shares of our common stock with strike prices ranging from  $0.13 to  $1.33 per share to certain of our post-Merger officers, directors, employees, consultants and others.

The shares of FPM's common stock issued to the former holders of FPI’s common stock in connection with the Merger, and the shares of the Company's common stock and warrants issued in the Private Placement, were not registered under the Securities Act, in reliance upon the exemption from registration provided by Section 4(2) of the Securities Act and Regulation D promulgated under that section, which exempts transactions by an issuer not involving any public offering. These securities may not be offered or sold in the United States absent registration or an applicable exemption from the registration requirements. Certificates representing these shares contain a legend stating the restrictions applicable to such shares.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the Merger date:

Cash and cash equivalents	$69
Other assets	1,005
Total identifiable assets	$1,074
Accounts payable	$485
Total identifiable liabilities	$485
Net identifiable assets	$589

FPM had a  $27,461note payable which was forgiven prior to the Merger.

2011 PRIVATE PLACEMENT	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
2011 Pivate Placement

On May 16, 2011, the Company raised aggregate gross proceeds of approximately  $2,624,235 pursuant to the Private Placement. The Company entered into subscription agreements for the sale and issuance of an aggregate of 1,354,500 shares of its common stock, par value  $.001 per share and 1,807,229 shares of Series A Preferred Stock, par value  $.001 per share for a purchase price of  $0.83 per share. Investors who invested in the aggregate a minimum of  $1,500,000 received Series A Preferred Stock, which has the rights and preferences set forth in the Certificate of Designation. The Investors who purchased Series A Preferred Stock received a four year warrant to purchase 50% of the shares purchased and the investors who purchased common stock received a four year warrant to purchase 35% of the shares purchased. The warrants are exercisable at an exercise price of  $1.33.

Burnham Hill Partners LLC and Monarch Capital Group, LLC served as the placement agents in connection with the Private Placement. Burnham Hill Partners LLC received cash fees of  $206,346 and 411,271 placement agent warrants to purchase shares of the Company’s common stock at a price per share of  $0.83. Monarch Capital Group, LLC received cash fees of  $21,350 and 38,236 placement agent warrants to purchase shares of the Company’s common stock at a price per share of  $0.83.

In addition on May 16, 2011, the Company converted  $367,000 of deferred compensation to certain officers and directors of FPI into 597,904 shares of common stock and 155,012 warrants to purchase shares of the Company’s common stock. The conversion price was equal to the per share purchase price paid by the Investors in the Private Placement.

Additionally, on May 16, 2011, the Company had an automatic exchange at 110% of the outstanding principal amount plus all accrued and unpaid interest (the “Outstanding Balance”) of certain convertible promissory notes issued by FPI with an outstanding balance of  $614,118 for 813,984 shares of the Company’s common stock and 284,894 warrants to purchase shares of the Company’s common stock.

All of the Investors represented that they were “accredited investors,” as that term is defined in Rule 501(a) of Regulation D under the Securities Act, and the sale of the securities was made in reliance on exemptions provided by Regulation D and Section 4(2) of the Securities Act of 1933, as amended.

In connection with the closing of the Private Placement, the Company entered into a registration rights agreement with the investors agreeing to file a registration statement within 60 days of the closing and to have the registration statement declared effective within 150 days of the closing, if the registration statement is not subject to a full review and within 180 days of the closing if the registration statement is subject to a full review. The Company filed a registration statement with the SEC on July 18, 2011.

On June 21, 2011, the Company completed an additional closing of the 2011 Private Placement. In connection with this closing, the Company sold an aggregate of 1,976,351 shares of the Company’s common stock and 691,722 warrants to purchase the Company’s common stock. The Company received net proceeds of approximately  $1,458,107 after payment of an aggregate of  $88,064 of commissions to the placement agents and  $44,200 in legal fees.  $50,000 of the gross proceeds from this closing were not received by the company as of June 30, 2011 and are therefore held included in the accompanying consolidated balance sheet as subscriptions receivable. The Company received net proceeds of approximately  $38,760 after payment of  $11,330 in legal fees. In connection with this closing, the Company also issued warrants to purchase 197,635 shares of common stock to the placement agents as additional compensation for their services.

On June 30, 2011, the Company completed an additional closing of the 2011 Private Placement. In connection with this closing, the Company sold an aggregate of 259,337 shares of the Company’s common stock and 90,768 warrants to purchase the Company’s common stock. The Company received net proceeds of approximately  $180,083 after payment of an aggregate of  $18,568 of commissions to the placement agents and  $16,559 in legal fees. The gross proceeds from this closing were not received by the Company as of June 30, 2011 and are therefore included in the accompanying consolidated balance sheet as subscriptions receivable. In connection with this closing, the Company also issued warrants to purchase 25,934 shares of common stock to the placement agents as additional compensation for its services.

As of June 30, 2011, the Company raised aggregate gross proceeds of  $4,479,865 pursuant to the 2011 Private Placement.